Warranty Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Warranty Liability Abstract
Warranty Liability

NOTE 13 - WARRANTY LIABILITY

The three months ended March 31, 2020 and 2019 there was no change in our warranty liability. Due to the lack of historical warranty cost, any potential change to the warranty accrual is not material.

NOTE 13 - WARRANTY LIABILITY For the year ended December 31, 2018 and 2019 there was no change in our warranty liability.